As filed with the U.S. Securities and Exchange Commission on February 21, 2019

File No. 033-22821
File No. 811-05601

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933 ☐

POST-EFFECTIVE AMENDMENT NO. 74 ☒

and

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940 ☐

AMENDMENT NO. 75 ☒

SEI INSTITUTIONAL INTERNATIONAL TRUST
(Formerly, “SEI International Trust”)
(Exact Name of Registrant as Specified in Charter)

SEI Investments Company
One Freedom Valley Drive
Oaks, Pennsylvania 19456
(Address of Principal Executive Offices)

(610)-676-1000

(Registrant’s Telephone Number)

Timothy D. Barto, Esq.
SEI Investments Company
One Freedom Valley Drive
Oaks, Pennsylvania 19456
(Name and Address of Agent for Service)

Copy to:

Timothy W. Levin, Esq.

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, Pennsylvania 19103

Title of Securities Being Registered...Units of Beneficial Interest

It is proposed that this filing will become effective (check appropriate box)

☒ immediately upon filing pursuant to paragraph (b)
☐ on [date] pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ on [date] pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)
☐ on [date] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐ This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 74 to Registration Statement No. 033-22821 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 21st day of February, 2019.

SEI INSTITUTIONAL INTERNATIONAL TRUST

By:	/s/ Robert A. Nesher
Robert A. Nesher
Trustee, President & Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

	*	Trustee	February 21, 2019
William M. Doran

	*	Trustee	February 21, 2019
George J. Sullivan, Jr.

	*	Trustee	February 21, 2019
Nina Lesavoy

	*	Trustee	February 21, 2019
James M. Williams

	*	Trustee	February 21, 2019
Mitchell A. Johnson

	*	Trustee	February 21, 2019
Hubert L. Harris, Jr.

	*	Trustee	February 21, 2019
Susan C. Cote

	*	Trustee	February 21, 2019
James B. Taylor

	/s/ Robert A. Nesher	Trustee, President & Chief Executive Officer	February 21, 2019
Robert A. Nesher

	/s/ James Hoffmayer	Controller & Chief Financial Officer	February 21, 2019
James Hoffmayer

*By:	/s/ Robert A. Nesher
Robert A. Nesher
Attorney-in-Fact

INDEX TO EXHIBITS

EXHIBIT NO.	DESCRIPTION OF EXHIBIT	PAGE NO.
Risk/return summary of the Funds’ prospectuses as an Interactive Data File using eXtensible Business Reporting Language (“XBRL”)